Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$663,629.86

Principal:
Principal Collections	$8,013,165.33
Prepayments in Full	$3,523,675.72
Liquidation Proceeds	$73,175.35
Recoveries	$21,171.52
Sub Total	$11,631,187.92
Collections	$12,294,817.78

Purchase Amounts:
Purchase Amounts Related to Principal	$233,236.66
Purchase Amounts Related to Interest	$1,372.87
Sub Total	$234,609.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,529,427.31

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,529,427.31
Servicing Fee	$148,183.85	$148,183.85	$0.00	$0.00	$12,381,243.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,381,243.46
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,381,243.46
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,381,243.46
Interest - Class A-4 Notes	$119,271.66	$119,271.66	$0.00	$0.00	$12,261,971.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,261,971.80
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$12,195,649.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,195,649.13
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$12,146,982.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,146,982.63
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$12,087,356.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,087,356.88
Regular Principal Payment	$10,879,490.84	$10,879,490.84	$0.00	$0.00	$1,207,866.04
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,207,866.04
Residuel Released to Depositor	$0.00	$1,207,866.04	$0.00	$0.00	$0.00
Total		$12,529,427.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,879,490.84
Total					$10,879,490.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,879,490.84	$56.67	$119,271.66	$0.62	$10,998,762.50	$57.29
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$10,879,490.84	$9.57	$293,886.58	$0.26	$11,173,377.42	$9.83

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$86,743,027.55	0.4518101	$75,863,536.71	0.3951432
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$164,763,027.55	0.1448963	$153,883,536.71	0.1353286

Pool Information
Weighted Average APR	4.585%	4.593%
Weighted Average Remaining Term	23.87	23.06
Number of Receivables Outstanding	18,617	18,075
Pool Balance	$177,820,623.07	$165,850,284.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$164,763,027.55	$153,883,536.71
Pool Factor	0.1458655	0.1360463

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$11,966,747.89
Targeted Overcollateralization Amount	$11,966,747.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,966,747.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	41

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		48	$127,085.41
(Recoveries)		119	$21,171.52
Net Losses for Current Collection Period			$105,913.89
Cumulative Net Losses Last Collection Period			$7,985,543.58
Cumulative Net Losses for all Collection Periods			$8,091,457.47

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.71%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.20%	437	$5,299,459.41
61-90 Days Delinquent	0.28%	32	$464,494.90
91-120 Days Delinquent	0.12%	14	$199,120.17
Over 120 Days Delinquent	0.69%	76	$1,146,171.45
Total Delinquent Receivables	4.29%	559	$7,109,245.93

Repossession Inventory:
Repossessed in the Current Collection Period		13	$170,179.47
Total Repossessed Inventory		20	$247,455.14

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0493%
Preceding Collection Period			(0.1592)%
Current Collection Period			0.7396%
Three Month Average			0.2099%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6786%
Preceding Collection Period			0.6607%
Current Collection Period			0.6750%
Three Month Average			0.6714%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer